UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30/2006

Date of Reporting Period: 7/31/2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

1

Item 1. Schedule of Investments

PIMCO Municipal Income Fund

Schedule of Investments
July 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Municipal Bonds & Notes—89.9%
Alabama—3.6%
$2,500	Birmingham Baptist Medical Center, Baptist Health System, 5.875%, 11/15/24, Ser. A	Baa1/NR	$2,650,725
9,900	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28 (Pre-refunded @ 100, 8/15/08) (b)	Aaa/AAA	8,863,371
8,000	Huntsville Health Care Auth., 5.75%, 6/1/31, Ser. A	A2/NR	8,492,720
			20,006,816
Alaska—1.1%
6,000	Northern Tobacco Securitization Corp., 5.50%, 6/1/29	Baa3/BBB	6,104,100
Arizona—0.4%
2,000	Apache Cnty. Indl. Dev. Auth., Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33	Ba1/B+	2,000,260
California—2.1%
10,000	Golden State Tobacco Securitization Corp. Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,505,500
Colorado—2.4%
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A,
2,000	5.375%, 12/1/28	Baa3/BBB	2,018,640
1,000	6.00%, 12/1/23	Baa3/BBB	1,053,590
12,400	Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24	NR/AAA	5,103,592
4,965	Northwest Parkway Public Highway Auth., 7.125%, 6/15/41, Ser. D	Ba1/BB+	5,358,724
			13,534,546
Connecticut—0.2%
1,000	State Dev. Auth. Pollution Control Rev., Conn. Light & Power, 5.85%, 9/1/28	Baa1/BBB-	1,064,920
District of Columbia—1.1%
5,610	Tobacco Settlement Financing Corp., 6.25%, 5/15/24	Baa3/BBB	6,058,688
Florida—1.8%
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A	A2/A	9,824,940
Georgia—2.0%
	Municipal Electric Auth. Power Rev. (MBIA-IBC),
9,700	5.50%, 1/1/20	Aaa/AAA	10,911,045
300	5.50%, 1/1/20, Ser. Z (Pre-refunded @ 100, 1/1/13 ) (b)	NR/AAA	340,098
			11,251,143
Illinois—11.8%
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	2,842,416
9,080	Chicago, GO, 5.375%, 1/1/34, Ser. A (FGIC)	Aaa/AAA	9,646,047
2,000	Chicago Water Rev., 5.25%, 11/1/27 (FGIC) (Pre-refunded @ 102, 11/1/07) (b)	Aaa/AAA	2,140,640
	Dev. Finance Auth. Hospital Rev., Adventist Health System,
5,000	5.50%, 11/15/29	A2/A	5,194,150
1,260	5.65%, 11/15/24	A2/A	1,325,696
	Educational Facs. Auth. Rev., Chicago Univ.,
190	5.25%, 7/1/41	Aa1/AA	201,385
4,810	5.25%, 7/1/41 (Pre-refunded @ $101, 7/1/11) (b)	Aa1/AA	5,314,218

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$1,115	Educational Facs. Auth. Rev., Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A-	$1,162,856
	Health Facs. Auth. Rev., Decatur Memorial Hospital,
3,000	5.75%, 10/1/24	A2/A	3,164,970
	Health Facs. Auth. Rev., Silver Cross Hospital,
5,425	5.50%, 8/15/25	NR/A-	5,564,694
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Aaa/AAA	2,731,800
5,000	zero coupon, 2/1/20	Aaa/AAA	2,593,700
5,690	zero coupon, 2/1/22	Aaa/AAA	2,652,906
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,554,575
3,000	State Sales Tax Rev., 5.125%, 6/15/20	Aa3/AAA	3,202,260
5,000	Univ. Rev., Auxiliary Fac. System, 5.25%, 4/1/32, Ser. B (FGIC)	Aaa/AAA	5,241,250
4,000	Winnebago Boone ETC Cntys., Rock Valley Community College, GO, 5.30%, 10/1/18 (FGIC)	Aaa/NR	4,247,760
			65,781,323
Indiana—1.8%
6,500	Carmel School Building Corp., 5.00%, 7/15/22 (MBIA)	Aaa/AAA	6,838,520
1,225	Richland Beanblossom School Building Corp., 5.00%, 1/15/22 (FGIC)	Aaa/AA-	1,280,688
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,930,522
			10,049,730
Kansas—3.8%
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,325,350
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,686,148
			21,011,498
Kentucky—0.8%
3,845	Dev. Finance Auth. Hospital Rev., 6.00%, 10/1/19	A3/A	4,244,265
Louisiana—7.4%
10,000	Local Gov't Environmental Facs., Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	11,546,400
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. B	Baa3/BBB	29,528,531
			41,074,931
Maryland—0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,206,166
Michigan—4.6%
	Detroit, GO, Ser. A-1 (MBIA),
1,000	5.375%, 4/1/15	Aaa/AAA	1,100,150
1,000	5.375%, 4/1/17	Aaa/AAA	1,093,200
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18 (Pre-refunded @ $100, 5/1/10) (b)	Aa2/NR	6,148,048
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31	Aa2/AA	3,098,790
50	Royal Oak Hospital Finance Auth., William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	52,112
4,000	State Hospital Fac. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB-	3,999,920
2,000	State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	2,108,680
3,000	Taylor Tax Increment Finance Auth., 5.375%, 5/1/17 (FSA)	Aaa/AAA	3,262,590
6,255	Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15	NR/NR	4,910,863
			25,774,353

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Minnesota—0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
$95	6.375%, 11/15/29	A2/A	$106,944
2,905	6.375%, 11/15/29 (Pre-refunded @ $101, 11/15/10) (b)	A2/A	3,353,009
			3,459,953
Missouri—0.4%
2,500	Interstate 470 & 350 Transportation Dev., Motranson Rev., 6.35%, 5/1/22	NR/NR	2,555,100
Nevada—1.4%
3,000	Clark Cnty. Airport Rev., 5.25%, 7/1/34, Ser. B (FGIC)	Aaa/AAA	3,155,250
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)	Aaa/AAA	4,467,643
			7,622,893
New Hampshire—0.6%
3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB-	3,203,070
New Jersey—4.0%
	Camden Cnty. Improvement Auth. Rev., Cooper Health System,
490	5.60%, 2/15/07	Baa3/BBB	496,223
875	6.00%, 2/15/27	Baa3/BBB	895,046
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,555,858
490	5.875%, 5/15/16, Ser. A (Pre-refunded @ 102, 5/15/09) (b)	NR/NR	545,208
16,550	Economic Dev., Auth. Rev., Kapkowski Landfill Project,
	5.75%, 4/1/31	Baa3/NR	17,752,689
			22,245,024
New Mexico—0.4%
2,500	Farmington Pollution Control Rev., Public Service Co., 5.80%, 4/1/22	Baa2/BBB	2,545,200
New York—1.3%
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
1,120	5.00%, 6/15/37, Ser. D	Aa2/AA+	1,181,521
3,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	3,151,050
2,875	Westchester Cnty. Health Care Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/B	2,882,389
			7,214,960
North Carolina—0.6%
3,000	State Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	3,127,590
Ohio—1.2%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA-	2,725,050
2,565	5.75%, 10/1/18	Aa3/AA-	2,801,467
1,235	State Turnpike Rev., 5.50%, 2/15/15	Aa3/AA	1,352,412
			6,878,929
Pennsylvania—4.2%
5,780	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	B1/B	6,933,110
1,000	Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,044,280
1,095	Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,179,534
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB-	2,736,118
4,610	Philadelphia Hospital & Higher Education Fac. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,665,043
6,200	State Higher Educational Fac. Auth. Rev., UPMC Health System, 6.00%, 1/15/31, Ser. A	NR/A+	6,838,848
			23,396,933
Puerto Rico—0.3%
$1,600	Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	$1,686,576

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Rhode Island—3.5%
$18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$19,340,280
South Carolina—4.9%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,669,015
2,000	5.50%, 10/1/26	A2/A	2,096,580
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,159,120
15,600	Tobacco Settlement Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	18,256,836
			27,181,551
Tennessee—1.6%
9,320	Memphis Health Educational & Housing Fac., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)	NR/NR	9,190,214
Texas—12.0%
1,750	Austin Convention Enterprises, Inc., 5.75%, 1/1/32, Ser. B	A3/NR	1,818,180
4,000	Austin Water & Wastewater System Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,192,480
2,935	Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac., 5.25%, 11/15/19	NR/A-	3,005,381
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	NR/AAA	3,131,400
2,865	Corpus Christi Refinance & Improvement, GO, 5.375%, 3/1/18 (FSA)	Aaa/AAA	3,100,274
3,680	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	3,907,350
5,000	Harris Cnty. Health Facs. Dev. Corp., Christus Health, 5.375%, 7/1/29, Ser. A (MBIA)	Aaa/AAA	5,311,700
7,000	Harris Cnty. Health Facs. Dev. Corp., Memorial Hermann Healthcare, 6.375%, 6/1/29	A2/A	7,780,570
1,840	Houston Water Conveyance System, CP, 6.25%, 12/15/12, Ser. J (AMBAC)	Aaa/AAA	2,149,065
2,000	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	2,130,120
4,380	Southlake Parks Dev. Corp., Sales Tax Rev., 5.60%, 8/15/31 (AMBAC) (Pre-refunded @ 100, 2/15/11) (b)	Aaa/AAA	4,706,704
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	7,866,465
4,530	State Water Financial Assistance, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,883,431
4,920	University of Texas, Permanent Univ. Fund, 5.00%, 7/1/26, Ser. B	Aaa/AAA	5,206,147
7,450	Water Dev. Board Rev., 5.125%, 7/15/18	Aaa/AAA	7,648,319
			66,837,586
Utah—1.3%
7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	7,305,550
Washington—2.6%
	Cowlitz Cnty. School Dist., GO, (FSA),
910	5.625%, 12/1/14	NR/NR	1,023,259
985	5.625%, 12/1/14 (Pre-refunded @ $100, 12/01/11) (b)	NR/NR	1,108,184
1,225	5.625%, 12/1/16 (Pre-refunded @ $100, 12/01/11) (b)	Aaa/NR	1,378,198
	Kent, GO, (MBIA)
3,415	5.375%, 12/1/20	NR/NR	3,708,588
1,585	5.375%, 12/1/20, (Pre-refunded @ $101, 12/01/10) (b)	NR/NR	1,758,542
5,420	King Cnty. School Dist., GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,823,356
			14,800,127

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Wisconsin—3.9%
	Badger Tobacco Asset Corp.,
$5,000	5.75%, 6/1/12	Baa3/BBB	$5,455,600
9,785	6.00%, 6/1/17	Baa3/BBB	10,402,433
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,714,406
2,230	State Health & Educational Facs. Auth. Rev., Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,300,892
			21,873,331
Total Municipal Bonds & Notes (cost—$465,750,623)			500,958,046
Variable Rate Notes (c)(d)(e)—6.4%
Hawaii—0.3%
1,388	City & Cnty. of Honolulu Rev., 14.60%, 7/1/23, Ser. 400 (FGIC)	Aaa/NR	1,770,242
Illinois—1.2%
2,902	Cook Cnty., GO, 14.68%, 11/15/28, Ser. 458 (FGIC)	Aaa/NR	3,429,768
2,765	Educational Facs. Auth. Rev., 13.673%, 7/1/38	NR/AA	3,179,557
			6,609,325
Massachusetts—0.5%
2,000	State Health & Educational Facs. Auth. Rev., 16.863%, 7/1/32	NR/NR	2,953,200
New York—1.3%
6,500	New York City Municipal Water Finance Auth. Rev., 6.997%, 6/15/26	NR/AA+	7,090,200
Tennessee—0.5%
2,000	Memphis Electric System Rev., 14.685%, 12/1/11, Ser. 880 (MBIA)	Aaa/NR	2,891,700
Texas—2.2%
	Harris Cnty. Health Fac. Dev. Corp. Rev.,
8,988	8.16%, 7/1/21, Ser. 357 (MBIA)	Aaa/NR	10,108,061
1,720	14.783%, 2/15/26	NR/AA-	2,081,682
			12,189,743
Washington—0.4%
1,800	Seattle, GO, 15.23%, 12/15/28, Ser. 348	Aa1/NR	2,058,390
Total Variable Rate Notes (cost—$29,095,336)			35,562,800
Variable Rate Demand Notes (d)(f)—2.9%
District of Columbia—0.8%
4,500	John F. Kennedy Ctr. Performing Arts Rev., 2.30%, 8/3/05 (AMBAC)	VMIG1/A-1+	4,500,000
Massachusetts—0.9%
5,060	State Health & Educational Facs. Auth. Rev., 2.26%, 8/4/05	NR/A-1+	5,060,000
New York—0.3%
300	New York City Municipal Water Finance Auth. Rev., 2.23%, 8/1/05, Ser. C	VMIG1/A-1+	300,000
300	New York City Transitional Finance Auth., GO, 2.26%, 8/1/05, Ser. H-7	VMIG1/A-1	300,000
1,075	New York City Transitional Finance Auth. Rev.,
	2.30%, 8/3/05, Ser. 2E	VMIG1/A-1+	1,075,000
			1,675,000
Pennsylvania—0.6%
3,100	Univ. of Pittsburgh Rev., 2.37%, 8/3/05, Ser. A	VMIG1/A-1+	3,100,000
South Dakota—0.3%
1,730	State Housing Dev. Auth. Rev., 2.25%, 8/4/05, Ser. C-2	VMIG1/A-1+	1,730,000
Total Variable Rate Demand Notes (cost—$16,065,000)			16,065,000

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. Treasury Bills (g)—0.9%
$5,265	2.95%-3.038%, 9/15/05 (cost—5,244,615)	Aaa/AAA	$5,244,547
Total Investments before options written (cost—$516,155,574)—100.1%			557,830,393
Options Written (h)—(0.1)%
Contracts
	Call options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
12	Strike price $112, expires 8/26/05		(3,000)
1,448	Strike price $113, expires 8/26/05		(113,125)
			(116,125)
	Put Options—(0.1)%
	U.S. Treasury Bond Futures, Chicago Board of Trade,
(1,120)	Strike price $113, expires 8/26/05		(367,500)
Total Options Written (premiums received—$1,909,678)			(483,625)
Total Investments net of options written (cost—$514,245,896)—100.0%			$557,346,768

Other Investments:

Futures contracts outstanding at July 31, 2005:

Type	Notional Value (000)	Expiration Date	Unrealized Appreciation
Short: U.S. Treasury 30 Year Bond	$(23,900)	9/21/05	$487,500

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security maybe fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund's to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

Illiquid security.

(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(d)

Variable Rate Notes - Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at July 31, 2005.

(e)

Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)

Maturity date shown is date of next call.

(g)

All or partial amount segregated as collateral for futures contracts.

(h)

Non-income producing.

Glossary:

ACA - insured by American Capital Access Holding Ltd.

AMBAC - insured by American Municipal Bond Assurance Corp.

CP - Certificates of Participation

FGIC - insured by Financial Guaranty Insurance Co.

FSA - insured by Financial Security Assurance, Inc.

GO - General Obligation Bond

GTD - Guaranteed

IBC - insured by Insurance Bond Certificate

MBIA - insured by Municipal Bond Investors Assurance

NR - Not Rated

PSF- Public School Fund

Radian - insured by Radian Guaranty, Inc.

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2005